SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 5.4%

Agency - 0.2%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	278,125	4.00	5/28/35	281,842
Small Business Administration, Series 2006-20D, Class 1	6,575	5.64	4/1/26	6,581
Small Business Administration, Series 2007-20B, Class 1	12,820	5.49	2/1/27	12,891
Small Business Administration, Series 2007-20J, Class 1	30,447	5.57	10/1/27	30,745

				332,059

Non-Agency - 4.5%

Crown Castle Towers, LLC [4]	1,350,000	4.24	7/15/28	1,345,951
RCKT Mortgage Trust, Series 2023-CES3, Class A1A 1, [4]	496,566	7.11	11/25/43	502,966
RCKT Mortgage Trust, Series 2024-CES3, Class A1A 1, [4]	1,118,330	6.59	5/25/44	1,134,971
RCKT Mortgage Trust, Series 2024-CES4, Class A1A 4, [14]	433,666	6.15	6/25/44	438,835
RCKT Mortgage Trust, Series 2025-CES1, Class A1B 4, [14]	1,091,328	5.70	1/25/45	1,101,197
RCKT Mortgage Trust, Series 2025-CES3, Class A1A 4, [14]	829,369	5.55	3/25/55	837,826
SBA Tower Trust [4]	525,000	4.83	10/15/29	528,585
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A 1, [4]	245,408	7.29	10/25/63	248,465

				6,138,796

State and Local - 0.7%
DTE Electric Securitization Funding II, LLC	888,999	5.97	3/1/32	943,331

				943,331

Total Asset-Backed Securities (cost: $7,290,093)				7,414,186

Collateralized Mortgage Obligations - 42.9%

Agency - 35.1%

FHLMC REMICS, Series 3104, Class BY	2	5.50	1/15/26	2
FHLMC REMICS, Series 3756, Class PZ	2,146,028	4.00	11/15/40	2,108,171
FHLMC REMICS, Series 4246, Class PT	161,179	6.50	2/15/36	168,759
FHLMC REMICS, Series 4390, Class CA	100,896	3.50	6/15/50	100,734
FHLMC REMICS, Series 5226, Class D	304,528	3.50	12/15/45	296,823
FHLMC REMICS, Series 5252, Class BT	713,867	6.00	9/25/52	745,833
FHLMC REMICS, Series 5378, Class DA	3,420,658	5.00	5/25/49	3,422,714
FHLMC REMICS, Series 5391, Class EA	1,170,938	5.50	5/25/49	1,179,890
FHLMC REMICS, Series 5417, Class HA	1,141,012	5.50	11/25/51	1,150,512
FHLMC REMICS, Series 5440, Class NG	590,457	5.50	9/25/49	591,033
FHLMC REMICS, Series 5444, Class AB	549,443	5.50	9/25/49	549,392
FHLMC REMICS, Series 5452, Class CB	975,171	5.00	8/25/51	976,789
FHLMC REMICS, Series 5470, Class MA	866,603	5.00	4/25/52	866,998
FHLMC REMICS, Series 5487, Class CA	1,838,081	5.50	12/25/51	1,856,699
FHLMC REMICS, Series 5537, Class EA	1,021,968	5.00	5/25/52	1,022,229
FHLMC REMICS, Series 5585, Class M	1,617,247	5.00	10/25/55	1,611,298
FHLMC REMICS, Series 5596, Class CA	1,230,333	5.00	8/25/55	1,238,380
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	668,418	7.00	3/25/44	688,380
FNMA REMICS, Series 2002-W1, Class 2A [1]	625,784	4.35	2/25/42	629,321
FNMA REMICS, Series 2004-W5, Class A1	1,293,324	6.00	2/25/47	1,359,773
FNMA REMICS, Series 2009-24, Class LC [1]	205,985	1.96	4/25/39	183,558
FNMA REMICS, Series 2010-68, Class W [1]	154,233	1.35	7/25/37	135,564
FNMA REMICS, Series 2011-10, Class AC	1,166,155	3.00	2/25/41	1,138,289
FNMA REMICS, Series 2011-146, Class LX	256,538	3.50	10/25/40	255,737
FNMA REMICS, Series 2015-61, Class VB	871,000	3.50	6/25/34	865,455
FNMA REMICS, Series 2018-25, Class AG	753,485	3.50	4/25/47	740,877
FNMA REMICS, Series 2023-64, Class HA	2,740,894	5.50	9/25/50	2,788,902
FNMA REMICS, Series 2025-100, Class CT	2,551,924	5.00	12/25/55	2,545,517
FNMA REMICS, Series 2025-55, Class AN	1,379,043	5.00	7/25/55	1,377,986
FNMA REMICS, Series 2025-66, Class KA	2,059,641	5.00	8/25/52	2,061,334
FNMA REMICS, Series 2025-74, Class CN	2,410,932	5.00	2/25/53	2,417,865
FNMA REMICS, Series 2025-84, Class A	2,345,230	5.00	2/25/55	2,382,225

DECEMBER 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
FNMA Trust, Series 2004-W9, Class 1A3	624,499	6.05	2/25/44	651,734
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	121,115	4.82	11/25/37	120,525
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	474,326	4.82	12/25/37	472,634
Government National Mortgage Association, Series 2004-11, Class QG	158,415	5.00	2/16/34	158,156
Government National Mortgage Association, Series 2020-149, Class AW	1,377,197	5.50	10/20/50	1,406,568
Government National Mortgage Association, Series 2024-116, Class MB	386,978	6.50	3/20/54	397,449
Government National Mortgage Association, Series 2024-4, Class GK	655,198	5.00	3/20/52	661,751
Government National Mortgage Association, Series 2024-79, Class MC	991,349	5.50	10/20/49	1,004,226
Government National Mortgage Association, Series 2025-135, Class CD	2,448,967	5.00	4/20/52	2,455,716
Government National Mortgage Association, Series 2025-71, Class AD	1,770,936	5.00	4/20/54	1,784,992
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	199,888	4.00	2/25/59	188,421
Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,135,877	4.00	4/25/62	1,068,997

				47,828,208

Non-Agency - 7.8%

Chase Home Lending Mortgage Trust, Series 2024-3, Class A4 1, [4]	465,391	6.00	2/25/55	470,341
Chase Home Lending Mortgage Trust, Series 2024-4, Class A6 1, [4]	560,599	6.00	3/25/55	563,794
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	445,809	2.50	6/25/51	413,185
JP Morgan Mortgage Trust, Series 2021-14, Class A4 1, [4]	639,594	2.50	5/25/52	575,345
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,141,666	2.50	10/25/51	1,032,967
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	386,553	2.50	11/25/51	349,668
JP Morgan Mortgage Trust, Series 2024-4, Class A4A 1, [4]	380,172	6.00	10/25/54	383,440
JP Morgan Mortgage Trust, Series 2025-1, Class A4 1, [4]	1,090,312	6.00	6/25/55	1,106,140
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	152,017	4.00	4/25/57	147,670
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% 1, [4]	115,941	4.60	1/25/48	113,927
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	196,915	2.50	11/25/50	184,055
Sequoia Mortgage Trust, Series 2023-4, Class A10 1, [4]	176,370	5.88	11/25/53	176,267
Sequoia Mortgage Trust, Series 2024-9, Class A11 1, [4]	250,140	5.50	10/25/54	250,184
Sequoia Mortgage Trust, Series 2025-1, Class A10 1, [4]	1,811,370	6.00	1/25/55	1,816,523
Sequoia Mortgage Trust, Series 2025-2, Class A4 1, [4]	1,013,177	6.00	3/25/55	1,027,762
Sequoia Mortgage Trust, Series 2025-4, Class A11 1, [4]	1,046,713	5.50	4/25/55	1,050,186
Sequoia Mortgage Trust, Series 2025-8, Class A5 1, [4]	764,543	5.50	6/25/55	767,087
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	171,662	2.50	9/25/50	160,294

				10,588,835

Total Collateralized Mortgage Obligations (cost: $58,251,037)				58,417,043

Corporate Bonds - 10.3%

Citizens Financial Group, Inc. (Subordinated) [1]	1,312,000	4.30	2/11/31	1,308,099
Comerica, Inc. [1]	1,350,000	5.98	1/30/30	1,408,642
CVS Pass-Through Trust [4]	208,662	5.93	1/10/34	214,106
CVS Pass-Through Trust	345,817	6.94	1/10/30	358,952
CVS Pass-Through Trust Series 2013 [4]	892,410	4.70	1/10/36	829,224
F&G Global Funding [4]	1,225,000	5.88	1/16/30	1,272,291
First Citizens BancShares, Inc. [1]	1,200,000	5.23	3/12/31	1,219,432

First Horizon Corp. [1]	650,000	5.51	3/7/31	672,140
FNB Corp. [1]	1,200,000	5.72	12/11/30	1,225,493
Great River Energy [4]	718,063	6.25	7/1/38	760,483
MSCI, Inc. [4]	1,250,000	3.88	2/15/31	1,201,599
Synovus Financial Corp. [1]	1,175,000	6.17	11/1/30	1,220,641
Truist Bank (Subordinated)	1,000,000	2.25	3/11/30	916,675
Western Alliance Bancorp (Subordinated), TSFR3M + 2.25% [1]	1,400,000	3.00	6/15/31	1,345,666

Total Corporate Bonds (cost: $13,732,989)				13,953,443

Mortgage Pass-Through Securities - 19.0%

Federal Home Loan Mortgage Corporation - 3.6%

Freddie Mac	1,314,728	2.50	8/1/30	1,279,210
Freddie Mac	8,724	3.00	9/1/27	8,656

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Freddie Mac	1,582,860	3.00	3/1/31	1,552,780
Freddie Mac	341	3.50	7/1/26	340
Freddie Mac	3,282	4.00	7/1/26	3,274
Freddie Mac	4,926	4.00	1/1/27	4,916
Freddie Mac	243,452	4.00	4/1/29	243,923
Freddie Mac	71,015	4.00	10/1/31	70,842
Freddie Mac	317,165	4.50	6/1/39	318,252
Freddie Mac	799,890	5.00	8/1/38	811,572
Freddie Mac	780,130	5.00	9/1/54	779,105

				5,072,870

Federal National Mortgage Association - 14.5%

Fannie Mae	109,817	3.00	10/1/27	109,128
Fannie Mae	10,038	3.00	8/1/28	9,947
Fannie Mae	220,769	3.00	5/1/30	217,087
Fannie Mae	112,400	3.00	11/1/31	111,423
Fannie Mae	709	3.50	1/1/26	707
Fannie Mae	1,081,851	3.50	4/1/32	1,066,161
Fannie Mae	282,019	3.50	11/1/38	275,051
Fannie Mae	4,229	4.00	10/1/31	4,215
Fannie Mae	272,315	4.00	10/1/34	272,673
Fannie Mae	611,257	4.00	6/1/38	608,796
Fannie Mae	29,703	4.50	3/1/29	29,740
Fannie Mae	144,768	4.50	7/1/31	145,986
Fannie Mae	1,154,013	4.50	4/1/39	1,164,323
Fannie Mae	2,027,510	4.50	9/1/53	1,985,427
Fannie Mae	1,962,262	4.50	8/1/54	1,918,484
Fannie Mae	2,816,854	5.00	6/1/53	2,825,958
Fannie Mae	386,680	5.50	12/1/35	404,512
Fannie Mae	686,083	5.50	12/1/38	704,311
Fannie Mae	261,901	5.50	8/1/40	273,216
Fannie Mae	443,601	5.50	2/1/42	464,087
Fannie Mae	660,940	5.50	5/1/49	682,427
Fannie Mae	404,309	5.50	9/1/49	421,471
Fannie Mae	1,530,977	5.50	8/1/56	1,591,608
Fannie Mae	473,323	6.00	11/1/38	491,609
Fannie Mae	1,018,781	6.00	10/1/53	1,053,841
Fannie Mae	434,484	6.50	5/1/40	462,142
Fannie Mae	399,461	7.00	1/1/40	419,479
Fannie Mae	455,446	7.00	1/1/40	478,269
Fannie Mae	1,396,037	7.50	10/1/38	1,465,103

				19,657,181

Government National Mortgage Association - 0.7%

Ginnie Mae	7	5.00	6/20/26	7
Ginnie Mae, US Treasury + 1.50% [1]	10,432	5.63	4/20/33	10,599
Ginnie Mae, US Treasury + 1.50% [1]	3,535	5.63	4/20/42	3,569
Ginnie Mae	901,107	6.00	9/20/38	924,899

				939,074

Other Federal Agency Securities - 0.2%

Small Business Administration Pools, PRIME - 2.50% [1]	96,469	4.75	5/25/43	96,377
Small Business Administration Pools, PRIME + 0.79% [1]	101,713	8.04	2/25/28	103,503
Small Business Administration Pools, PRIME + 0.82% [1]	46,789	8.07	3/25/30	47,684

				247,564

Total Mortgage Pass-Through Securities (cost: $25,720,775)				25,916,689

Taxable Municipal Bonds - 17.6%

Colorado Housing & Finance Authority	595,000	6.50	5/1/48	629,952

DECEMBER 31, 2025	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Columbus Metropolitan Housing Authority	1,000,000	4.60	12/1/28	1,000,157

Commonwealth of Massachusetts Transportation Fund	1,000,000	5.63	6/1/30	1,028,964

Connecticut Housing Finance Authority	975,000	5.75	11/15/54	1,005,226

County of Yamhill OR	280,000	4.50	10/1/30	268,311

Idaho Housing & Finance Association	885,000	6.00	1/1/48	922,978

Idaho Housing & Finance Association	900,000	6.50	7/1/53	951,174

Idaho Housing & Finance Association	1,000,000	6.50	7/1/56	1,072,216

Illinois Housing Development Authority	1,000,000	6.25	4/1/56	1,060,523

Illinois Housing Development Authority	890,000	6.50	4/1/54	940,423

Kentucky Higher Education Student Loan Corp.	460,000	2.52	6/1/35	438,517

Kentucky Housing Corp.	985,000	6.25	1/1/55	1,030,782

Maryland Community Development Administration	870,000	6.00	9/1/53	904,975

Massachusetts Educational Financing Authority	175,000	4.41	7/1/34	172,908

Massachusetts Educational Financing Authority	775,000	2.64	7/1/37	679,970

Massachusetts Educational Financing Authority	750,000	6.07	7/1/33	783,373

Massachusetts Housing Finance Agency	910,000	6.50	12/1/52	960,604

Minnesota Housing Finance Agency	975,000	6.13	7/1/55	1,024,263

Missouri Highway & Transportation Commission	895,000	5.45	5/1/33	918,041

Monroe County Water Authority	1,455,000	6.26	8/1/30	1,519,021

Nebraska Investment Finance Authority	1,000,000	6.00	9/1/53	1,043,709

New Mexico Mortgage Finance Authority	700,000	6.25	3/1/55	741,298

New York City Housing Development Corp.	1,000,000	4.27	2/1/30	1,006,718

North Carolina Housing Finance Agency	475,000	6.50	1/1/55	499,707

Oklahoma Development Finance Authority	349,205	3.88	5/1/37	343,366

Rhode Island Student Loan Authority	1,000,000	5.80	12/1/33	1,033,380

Rhode Island Student Loan Authority	1,000,000	4.00	12/1/38	988,347

Utah Housing Corp.	890,000	6.25	1/1/54	931,681

Wisconsin Housing & Economic Development Authority [8]	25,000	3.50	3/1/46	24,979

Total Taxable Municipal Bonds (cost: $23,766,611)				23,925,563

Name of Issuer	Quantity			Fair Value ($)

Short-Term Securities - 6.5%

Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost: $8,788,549)	8,788,549			8,788,549

Total Investments in Securities - 101.7% (cost: $137,550,054)				138,415,473

Other Assets and Liabilities, net - (1.7)%				(2,378,252)

Net Assets - 100.0%				$136,037,221

1

Variable rate security. Rate disclosed is as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of December 31, 2025 was $21,005,334 and represented 15.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2025, 0.0% of net assets in the Fund was invested in such securities.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2025.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Asset-Backed Securities	—	7,414,186	—	7,414,186

Collateralized Mortgage Obligations	—	58,417,043	—	58,417,043

Corporate Bonds	—	13,953,443	—	13,953,443

Mortgage Pass-Through Securities	—	25,916,689	—	25,916,689

Taxable Municipal Bonds	—	23,925,563	—	23,925,563

Short-Term Securities	8,788,549	—	—	8,788,549

Total:	8,788,549	129,626,924	—	138,415,473

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2025	5